Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Income Tax Disclosure [Abstract]
Income tax receivable	$ 147	$ 119
Current tax liability	2,417
Income tax liability	27	26
U.S. tax credit carryforwards	209	209
U.S. federal net operating loss carryforwards	460,572	546,452
Interest carryforward	20,825	24,340
NOL carryforward not subject to expiration	37,851
NOL carryforward not subject to expiration	276,057
NOL carryforward subject to expiration	195,900
Deferred tax assets	138,605	166,323
Effective tax rate	6	5
Deferred taxes	$ 21	$ 21